Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Carrying value of investments (Note 11)	$122,946	$118,783
Debt guarantees	104,867	125,429
Maximum exposure to loss	$227,813	$244,212